Cash and Bank Balances - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 61.0	$ 8.8	¥ 93.4
Restricted cash used as pledge to secure bank facilities			8.6
Restricted cash frozen by the court due to lawsuit involving a dispute	0.5	0.1
Undrawn borrowing facilities	539.1	77.9	542.5
Fixed deposits held with related party	¥ 101.4	$ 14.6	51.1
Suzhou reman [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Retention money deposited in joint signatory account with acquirer			¥ 18.4